Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 33,118	$ 36,852
Interest-bearing deposits with the Federal Reserve and non-U.S. central banks	105,471	94,470
Cash and cash equivalents	138,589	131,322
Time deposits placed and other short-term investments	7,510	11,540
Federal funds sold and securities borrowed or purchased under agreements to resell (includes $62,182 and $68,656 measured at fair value)	191,823	190,328
Trading account assets (includes $110,923 and $111,817 pledged as collateral)	191,785	200,993
Derivative assets	52,682	47,495
Debt securities:
Carried at fair value (includes $46,976 and $52,283 pledged as collateral)	320,695	268,795
Held-to-maturity, at cost (fair value – $59,641 and $52,430; $17,124 and $20,869 pledged as collateral)	59,766	55,150
Total debt securities	380,461	323,945
Loans and leases (includes $8,681 and $10,042 measured at fair value and $52,959 and $71,579 pledged as collateral)	881,391	928,233
Allowance for loan and lease losses	(14,419)	(17,428)
Loans and leases, net of allowance	866,972	910,805
Premises and equipment, net	10,049	10,475
Mortgage servicing rights (includes $3,530 and $5,042 measured at fair value)	3,530	5,052
Goodwill	69,777	69,844
Intangible assets	4,612	5,574
Loans held-for-sale (includes $6,801 and $6,656 measured at fair value)	12,836	11,362
Customer and other receivables	61,845	59,448
Other assets (includes $13,873 and $18,055 measured at fair value)	112,063	124,090
Total assets	2,104,534	2,102,273
Deposits in U.S. offices:
Noninterest-bearing	392,790	373,070
Interest-bearing (includes $1,469 and $1,899 measured at fair value)	660,161	667,714
Deposits in non-U.S. offices:
Noninterest-bearing	7,542	8,255
Interest-bearing	58,443	70,232
Total deposits	1,118,936	1,119,271
Federal funds purchased and securities loaned or sold under agreements to repurchase (includes $35,357 and $26,500 measured at fair value)	201,277	198,106
Trading account liabilities	74,192	83,469
Derivative liabilities	46,909	37,407
Short-term borrowings (includes $2,697 and $1,520 measured at fair value)	31,172	45,999
Accrued expenses and other liabilities (includes $12,055 and $11,233 measured at fair value and $528 and $484 of reserve for unfunded lending commitments)	145,438	135,662
Long-term debt (includes $36,404 and $47,035 measured at fair value)	243,139	249,674
Total liabilities	1,861,063	1,869,588
Commitments and contingencies
Shareholders’ equity
Preferred stock, $0.01 par value; authorized – 100,000,000 shares; issued and outstanding – 3,647,790 and 3,407,790 shares	19,309	13,352
Common stock and additional paid-in capital, $0.01 par value; authorized – 12,800,000,000 shares; issued and outstanding – 10,516,542,476 and 10,591,808,296 shares	153,458	155,293
Retained earnings	75,024	72,497
Accumulated other comprehensive income (loss)	(4,320)	(8,457)
Total shareholders’ equity	243,471	232,685
Total liabilities and shareholders’ equity	2,104,534	2,102,273
Consolidated VIEs
Assets
Trading account assets (includes $110,923 and $111,817 pledged as collateral)	6,890	8,412
Derivative assets	6	185
Debt securities:
Loans and leases (includes $8,681 and $10,042 measured at fair value and $52,959 and $71,579 pledged as collateral)	95,187	109,118
Allowance for loan and lease losses	(1,968)	(2,674)
Loans and leases, net of allowance	93,219	106,444
Loans held-for-sale (includes $6,801 and $6,656 measured at fair value)	1,822	1,384
Other assets (includes $13,873 and $18,055 measured at fair value)	2,763	4,577
Total assets	104,700	121,002
Deposits in non-U.S. offices:
Short-term borrowings (includes $2,697 and $1,520 measured at fair value)	1,032	1,150
Long-term debt (includes $36,404 and $47,035 measured at fair value)	13,307	19,448
All other liabilities (includes $84 and $138 of non-recourse liabilities)	138	253
Total liabilities	$ 14,477	$ 20,851